MASTERWORKS FUNDS INC.
                      Registration Nos. 33-54126; 811-7332

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


         The undersigned hereby certifies on behalf of MasterWorks Funds Inc. (the "Company") that the Prospectuses and related Statements of Additional Information describing the Company's Asset Allocation, Bond Index, Money Market, S&P 500 Stock, U.S. Treasury Allocation, Growth Stock, Short-Intermediate Term, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds, that would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ from the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 15 to the Company's Registration Statement on Form N-1A, the text of which was filed on June 30, 1998.

         IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 6th day of July, 1998.


Witness:                                          MASTERWORKS FUNDS INC.


By:    /s/ Ann Bonsteel                      By:  /s/ Richard H. Blank, Jr.
Name:  Ann Bonsteel                               Richard H. Blank, Jr.
Title: Assistant Secretary                        Chief Operating Officer,
                                                  Secretary and Treasurer